EARNINGS (LOSS) PER SHARE (Tables)	12 Months Ended
Dec. 31, 2021
EARNINGS (LOSS) PER SHARE
Schedule of basic earnings (losses) per share

	December 31,	December 31,	December 31,
	2021	2020	2019
Resulted of the year attributable for controlling shareholders'	8,626,386	(10,724,828)	(2,817,518)
Weighted average number of shares in the year – in thousands	1,361,264	1,361,264	1,361,264
Weighted average treasury shares – in thousands	(12,042)	(12,042)	(12,042)
Weighted average number of outstanding shares – in thousands	1,349,222	1,349,222	1,349,222
Basic earnings (loss) per common share - R$	6.39360	(7.94890)	(2.08825)

Schedule of diluted earnings (losses) per share

	December 31,	December 31,	December 31,
	2021	2020	2019
Resulted of the year attributed to controlling shareholders'	8,626,386	(10,724,828)	(2,817,518)
Weighted average number of shares in the year (except treasury shares) – in thousands	1,349,222	1,349,222	1,349,222
Average number of potential shares (stock options) - in thousands	327
Weighted average number of shares (diluted) – in thousands	1,349,549	1,349,222	1,349,222
Diluted earnings (loss) per common share – R$	6.39205	(7.94890)	(2.08825)